Robeco Investment Funds

Robeco WPG Core Bond Fund

Investor Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 5, 2007

to Prospectus dated December 31, 2006 (as revised January 1, 2007)

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS JULY 1, 2007.

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Insert the following as the second paragraph under the sub-paragraph of the Prospectus entitled “Robeco WPG Core Bond Fund” under the caption “Portfolio Managers” in the section entitled “Management of the Funds” on page 41 of the Investor Class Prospectus:

Effective July 1, 2007, James Ramsay will replace Daniel S. Vandivort as co-portfolio manager of the Robeco WPG Core Bond Fund. Sid Bakst remains as the other co-portfolio manager of the Fund. Mr. Ramsay joined Robeco Investment Management, Inc. (“Robeco”) in 2007 as Co-Head of Robeco’s Fixed Income Group, and, effective July 1, 2007, he will become the sole Head of the Fixed Income Group. Prior to joining Robeco, Mr. Ramsay spent four years with Pacific Investment Management Company, LLC (“PIMCO”) where he was responsible for communicating all of PIMCO’s investment strategies and objectives to clients and consultants. Prior to joining PIMCO, Mr. Ramsey was associated with AIG/SunAmerica as a Senior Managing Director for AIG Global Investment Corp., and was responsible for managing SunAmerica’s investment grade domestic fixed income portfolio. Mr. Ramsay holds a B.S.B.A. degree in finance and banking from the University of Arkansas and NASD licenses 7, 24 and 63. He has twenty-four years of investment experience.

Please retain this Supplement for future reference.

Robeco Investment Funds

Robeco WPG Core Bond Fund

Institutional Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 5, 2007

to Prospectus dated December 31, 2006 (as revised January 1, 2007)

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS JULY 1, 2007.

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Insert the following as the second paragraph under the sub-paragraph of the Prospectus entitled “Robeco WPG Core Bond Fund” under the caption “Portfolio Managers” in the section entitled “Management of the Funds” on page 51 of the Institutional Class Prospectus:

Effective July 1, 2007, James Ramsay will replace Daniel S. Vandivort as co-portfolio manager of the Robeco WPG Core Bond Fund. Sid Bakst remains as the other co-portfolio manager of the Fund. Mr. Ramsay joined Robeco Investment Management, Inc. (“Robeco”) in 2007 as Co-Head of Robeco’s Fixed Income Group, and, effective July 1, 2007, he will become the sole Head of the Fixed Income Group. Prior to joining Robeco, Mr. Ramsay spent four years with Pacific Investment Management Company, LLC (“PIMCO”) where he was responsible for communicating all of PIMCO’s investment strategies and objectives to clients and consultants. Prior to joining PIMCO, Mr. Ramsey was associated with AIG/SunAmerica as a Senior Managing Director for AIG Global Investment Corp., and was responsible for managing SunAmerica’s investment grade domestic fixed income portfolio. Mr. Ramsay holds a B.S.B.A. degree in finance and banking from the University of Arkansas and NASD licenses 7, 24 and 63. He has twenty-four years of investment experience.

Please retain this Supplement for future reference.

Robeco Investment Funds

Robeco WPG Core Bond Fund

Retirement Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 5, 2007

to Prospectus dated December 31, 2006 (as revised January 1, 2007)

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS JULY 1, 2007.

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Insert the following as the second paragraph under the caption “Portfolio Managers” in the section entitled “Management of the Fund” on page 11 of the Retirement Class Prospectus:

Effective July 1, 2007, James Ramsay will replace Daniel S. Vandivort as co-portfolio manager of the Robeco WPG Core Bond Fund. Sid Bakst remains as the other co-portfolio manager of the Fund. Mr. Ramsay joined Robeco Investment Management, Inc. (“Robeco”) in 2007 as Co-Head of Robeco’s Fixed Income Group, and, effective July 1, 2007, he will become the sole Head of the Fixed Income Group. Prior to joining Robeco, Mr. Ramsay spent four years with Pacific Investment Management Company, LLC (“PIMCO”) where he was responsible for communicating all of PIMCO’s investment strategies and objectives to clients and consultants. Prior to joining PIMCO, Mr. Ramsey was associated with AIG/SunAmerica as a Senior Managing Director for AIG Global Investment Corp., and was responsible for managing SunAmerica’s investment grade domestic fixed income portfolio. Mr. Ramsay holds a B.S.B.A. degree in finance and banking from the University of Arkansas and NASD licenses 7, 24 and 63. He has twenty-four years of investment experience.

Please retain this Supplement for future reference.

Robeco Investment Funds

Robeco WPG Core Bond Fund

Investor Class

Institutional Class

Retirement Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 5, 2007

to Statement of Additional Information (“SAI”) dated December 31, 2006 (as revised January 1, 2007)

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS JULY 1, 2007.

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The portion of the table entitled “Other Accounts” relating to the Robeco WPG Core Bond Fund under the heading “Portfolio Managers” in the section entitled “Investment Advisory and Other Services” beginning on page 64 of the SAI is removed in its entirety and replaced with the following:

Portfolio Managers

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
Core Bond Fund
1. Sid Bakst	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	7	$2,078	0	0
	Other Accounts:	79	$6,778	0	0

2. James Ramsay	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	7	$2,078	0	0
	Other Accounts:	554	$8,510	0	0

The portion of the table entitled “Securities Ownership” relating to the Robeco WPG Core Bond Fund under the heading “Portfolio Managers” in the section entitled “Investment Advisory and Other Services” beginning on page 66 of the SAI is removed in its entirety and replaced with the following:

Portfolio Manager	Dollar ($) Value of Fund Shares Beneficially Owned
Core Bond Fund

Sid Baskt	$1 – 10,000
James Ramsay	$0

Please retain this Supplement for future reference.